DEFERRED TAX ASSETS/(LIABILITIES) - MATURITY ANALYSIS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	¥ 496,920	¥ 366,348	¥ 273,022
Deferred tax liabilities	(132,879)	(136,503)	¥ (139,625)
To be recovered after more than 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	394,474	144,415
Deferred tax liabilities	(127,105)	(133,854)
To be recovered within 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	102,446	221,933
Deferred tax liabilities	¥ (5,774)	¥ (2,649)